Income taxes (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Income taxes [Abstract]
Statutory income tax rate (as a percent)			0.00%
Effective income tax rate (as a percent)	(35.00%)	(12.70%)	99.40%	(8.00%)